Provisions - Disclosure of Changes in Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Provisions [Roll Forward]
Other provisions at beginning of period	€ 597	€ 428
Increases	540	230
Decreases	(46)	(64)
Currency translation	(8)	0
Other provisions at end of period	1,083	597
Lump-sum retirement benefits
Other Provisions [Roll Forward]
Other provisions at beginning of period	270	318
Increases	53	0
Decreases	0	(48)
Currency translation	0	0
Other provisions at end of period	323	270
Non-current provisions
Other Provisions [Roll Forward]
Other provisions at beginning of period	270	318
Increases	53	0
Decreases	0	(48)
Currency translation	0	0
Other provisions at end of period	323	270
Provisions for disputes
Other Provisions [Roll Forward]
Other provisions at beginning of period	177	94
Increases	383	80
Decreases	(46)	0
Currency translation	(8)	0
Other provisions at end of period	506	177
Provisions for charges
Other Provisions [Roll Forward]
Other provisions at beginning of period	150	16
Increases	104	150
Decreases	0	(16)
Currency translation	0	0
Other provisions at end of period	253	150
Current provisions
Other Provisions [Roll Forward]
Other provisions at beginning of period	327	110
Increases	487	230
Decreases	(46)	(16)
Currency translation	(8)	0
Other provisions at end of period	€ 760	€ 327